EXPENSES BY NATURE - General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Expense By Nature [Line Items]
Amortization	$ 18,297	$ 34,488	$ 46,145
Share-based payments (Note 11)	1,146,707	1,401,414	758,927
Total	5,473,486	5,928,671	5,140,921
General And Administrative Expenses
Expense By Nature [Line Items]
Amortization	18,297	34,488	46,145
Consulting and subcontractor fees	142,780	96,986	86,931
Director fees	252,000	196,472	191,500
Insurance	471,852	449,972	395,690
Investor relations	319,373	235,416	230,579
Office, IT and communications	155,208	216,714	187,364
Professional fees	675,412	860,435	612,865
Regulatory fees and transfer agent	91,764	150,913	74,600
Rent	192,479	415,744	470,716
Salaries and benefits	2,072,746	2,010,613	1,863,634
Share-based payments (Note 11)	841,921	1,076,886	762,797
Travel and entertainment	239,654	184,032	218,100
Total	$ 5,473,486	$ 5,928,671	$ 5,140,921